Inventories (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
Current finished goods	€ 5,100	€ 5,600
Current work in progress	4,365	3,928
Gross amount due from customers for contract work as asset	174	194
Inventories	€ 9,639	€ 9,722